Note 55 - Other Information - Interest Income Breakdown By Geographical Area (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Interest Income Breakdown By Geographical Area
Interest Income (Income Statement)	€ 31,061,000,000	€ 29,831,000,000	€ 29,296,000,000